SIGNIFICANT ACCOUNTING POLICIES (Details)			8 Months Ended
	Aug. 11, 2022	Apr. 28, 2022 CAD ($)	Mar. 31, 2023 EquityInstruments shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split ratio	5		5
Number of new options exchanged for original options			2
Impairment loss | $		$ 0
Reunion Replacement Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exchanged | shares			1
Field Trip H & W Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exchanged | shares			0.85983356
Reunion Neuroscience Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares acquired			1
Field Trip Health and Wellness Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares acquired			1